Document and Entity Information	Jan. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PTC Inc. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K filed on January 20, 2021 reporting the appointment of Mark Benjamin to the Board of Directors of the Company (the “Board”) effective February 10, 2021 to provide information about Mr. Benjamin’s Board committee appointments. At the time of his appointment, Mr. Benjamin’s Board committee appointments had not been determined.
Document Period End Date	Jan. 13, 2021
Entity Registrant Name	PTC Inc.
Entity Central Index Key	0000857005
Entity Emerging Growth Company	false
Entity File Number	0-18059
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2866152
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(781)
Local Phone Number	370-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PTC
Security Exchange Name	NASDAQ